Share-based payments	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments

18. Share-based payments

In 2016, the Group implemented an Equity Incentive Plan, or the Plan, in order to advance the interests of the Company’s shareholders by enhancing the Company’s ability to attract, retain and motivate persons who are expected to make important contributions to the Company and by providing such persons with performance-based incentives that are intended to better align the interests of such persons with those of the Company’s shareholders. This plan has been superseded by the 2021 long term incentive plan.

The main terms and conditions of the separate award agreements entered into under these Plans are provided below.

Stock Option Agreements

On January 1, 2021 the Company granted a total of 107,000 stock options to members of key management with an exercise price of €7,25 per share with a final exercise date of December 31, 2030 unless forfeited or exercised on an earlier date.

On February 4, 2021, a total of 873,000 stock options were granted to members of key management with an exercise price of $20 per share with a final exercise date of February 3, 2031 unless forfeited or exercised on an earlier date. 25% of the aggregate number of share options shall vest on the 12-month anniversary of the vesting commencement date, and thereafter 1/48th of the aggregate number of share options shall vest on each subsequent monthly anniversary of the vesting commencement date until either the option is fully vested or the option holders’ continuous service terminates.

On June 25, 2021, the grant date fair value was determined for 88,000 stock options granted to a member of key management with an exercise price of €2.38 per share with a final exercise date of February 2, 2030 unless forfeited or exercised on an earlier date. Each month, 1/48 of the options will vest, with final vesting on February 4, 2024.

On June 25, 2021, a total of 14,000 stock options were granted to a member of key management with an exercise price of $20 per share with a final exercise date of February 3, 2031 unless forfeited or exercised on an earlier date. 25% of the aggregate number of share options shall vest on February 3, 2022 and thereafter 1/48th of the aggregate number of share options shall vest on each subsequent monthly anniversary of the vesting commencement date until either the option is fully vested or the option holders’ continuous service terminates.

On July 1, 2021, a total of 150,000 stock options were granted to members of key management with an exercise price of $17.43 per share with a final exercise date of June 30, 2031 unless forfeited or exercised on an earlier date. 25% of the aggregate number of share options shall vest on June 30, 2022 and thereafter 1/48th of the aggregate number of share options shall vest on each subsequent monthly anniversary of the vesting commencement date until either the option is fully vested or the option holders’ continuous service terminates.

On January 1, 2022, a total of 70,000 stock options were granted to members of the board with an exercise price of $14.39 per share with a final exercise date of December 31, 2031 unless forfeited or exercised on an earlier date. 25% of the aggregate number of share options shall vest on December 31, 2022 and thereafter 1/48th of the aggregate number of share options shall vest on each subsequent monthly anniversary of the vesting commencement date until either the option is fully vested or the option holders’ continuous service terminates.

On April 1, 2022, a total of 552,500 stock options were granted of which 465,000 were granted to members of key management and 87,500 were granted to members of the board, with an exercise price of $18.14 per share with a final exercise date of March 31, 2031 unless forfeited or exercised on an earlier date. 25% of the aggregate number of share options shall vest on March 31, 2023 and thereafter 1/48th of the aggregate number of share options shall vest on each subsequent monthly anniversary of the vesting commencement date until either the option is fully vested or the option holders’ continuous service terminates.

On June 1, 2022, a total of 120,000 stock options were granted to members of key management with an exercise price of $17.98 per share with a final exercise date of May 31, 2031 unless forfeited or exercised on an earlier date. 25% of the aggregate number of share options shall vest on May 31, 2023 and thereafter 1/48th of the aggregate number of share options shall vest on each subsequent monthly anniversary of the vesting commencement date until either the option is fully vested or the option holders’ continuous service terminates.

The share-based payment expenses are recognized over the service period in the consolidated statements of loss and comprehensive loss. The share-based payment expense recorded for the years ended December 31, 2022, 2021 and 2020 that related to Options, amounted to €7,590,041, €7,008,923 and €1,410,101, respectively.

The following table illustrates the number and weighted average exercise prices of, and movements in, stock options during the year:

		Weighted		Weighted
		average		average
	2022	exercise price	2021	exercise price
	Number stock options	€	Number stock options	€
Outstanding January 1,	2,470,295	9.18	1,465,295	1.85
Granted	742,500	16.12	1,144,000	15.80
Exercised	(31,257)	2.38	(34,000)	2.38
Forfeited	—	—	(105,000)	16.67
Outstanding December 31,	3,181,538	9.69	2,470,295	9.18

Out of the total outstanding stock options of 3,181,538 at December 31, 2022 (2021: 2,470,295), 1,585,404 stock options were exercisable (2021: 469,630). The options outstanding at December 31, 2022 had an exercise price in the range of €0.01 to €16.78 (2021: €0.01 to €16.67) and a weighted-average remaining contractual life of 7.5 years (2021 weighted-average remaining contractual life of 8.0 years).

A total of 31,257 share options were exercised during the period ended December 31, 2022 (2021: 34,000) and had a weighted-average share price of €11.74 (2021:€38.75) at the date of exercise.

Restricted Award Agreements

In 2021 the Company granted a total of 175,991 RSUs to employees with a final vesting date four years later unless forfeited on an earlier date. The RSUs shall vest equally over a four-year period on each of the four anniversaries of the vesting start date until either the RSUs are fully vested or the RSUs holders’ continuous service terminates. The fair value of the RSUs granted after the IPO is determined based on the closing share price on the grant date. The weighted-average grant date fair value of the RSUs granted in 2021 amounted to €17.0. The expenses are recognized over the service period in the consolidated statements of loss and comprehensive loss.

In 2022 the Company granted a total of 681,588 to employees with a final vesting date four years later unless forfeited on an earlier date. The RSUs shall vest equally over a four-year period on each of the four anniversaries of the vesting start date until either the RSUs are fully vested or the RSUs holders’ continuous service terminates. The fair value of the RSUs granted after the IPO is determined based on the closing share price on the grant date. The weighted-average grant date fair value of the RSUs granted in 2022 amounted to €11.84. The expenses are recognized over the service period in the consolidated statements of loss and comprehensive loss.

The share-based payment expense recorded for the years ended December 31, 2022, 2021 and 2020 that related to RSUs, amounted to €3,759,159, €1,187,463 and €177,635 respectively.

The following table illustrates the number and weighted average purchase prices of, and movements in, RSUs during the year:

		Weighted		Weighted
		average		average
	2022	purchase price	2021	purchase price
	Number RSUs	€	Number RSUs	€
Outstanding January 1,	259,714	—	153,595	—
Granted	681,588	—	175,991	—
Vested	(65,846)	—	(57,372)	—
Forfeited	(79,762)	—	(12,500)	—
Outstanding December 31,	795,694	—	259,714	—

Fair Value Measurement of the Company’s shares

For the pre-IPO grants, the fair value of ordinary shares is determined by the Board of directors and takes into account the most recently available valuation of ordinary shares performed by an independent valuation firm and the assessment of additional objective and subjective factors we believe are relevant and which may have changed from the date of the most recent valuation through the date of the grant.

The Board of directors consider numerous objective and subjective factors to determine their best estimate of the fair value of the ordinary shares as of each grant date, including:

•
The progress of the research and development programs
•
Contemporaneous third-party valuations of the ordinary shares for the share issuances in 2016, 2019 and 2020
•
The rights and preferences of the preferred shares relative to the ordinary shares
•
The likelihood of achieving a discrete liquidity event, such as a sale of the Company or an initial public offering given prevailing market conditions
•
External market and economic conditions impacting the industry sector

The inputs used in the measurement of the fair value per ordinary share pre-IPO at the grant/measurement date based upon the total equity value was as follows:

January 1,
2021

Expected volatility (%)	85%
Expected life (years)	6.0
Risk-free interest rate (%)	-0.6%
Expected dividend yield	$—

The input used in the measurement of the fair value per option at each grant/measurements date using the Black-Scholes formula (including the related number of options and the fair value of the options) were as follows:

	June 1,	April 1,	January 1,	July 1,	June 25,	June 25,	February 4,	January 1,
	2022	2022	2022	2021	2021	2021	2021	2021
					Option 1	Option 2
Number of options	120,000	552,500	70,000	150,000	14,000	88,000	873,000	107,000
Fair value of the options	€11.89	€11.50	€9.08	€10.50	€10.90	€13.73	€11.88	€5.06
Fair value of the ordinary shares	€16.88	€16.42	€12.65	€14.67	€15.46	€15.46	€16.69	€7.25
Exercise price	€16.88	€16.42	€12.65	€14.67	€16.74	€2.38	€16.69	€7.25
Expected volatility (%)	80%	80%	85%	85%	85%	85%	85%	85%
Expected life (years)	6.1	6.1	6.1	6.1	6.1	4.6	6.1	6.0
Risk-free interest rate (%)	3.0%	2.6%	1.4%	1.2%	1.2%	-0.5%	0.8%	-0.6%
Expected dividend yield	-	-	-	-	-	-	-	-

Expected volatility was based on an evaluation of the historical volatilities of comparable listed biotech-companies over the most recent historical period that commensurate with the expected option life. The expected life is based on Management’s best estimate of when the options will be exercised. The risk-free interest rate is based on the yield on German government Strip bonds or US Government bonds depending on whether the exercise price is in euros or in US Dollars. The expected dividend yield is zero considering the stage of the Group.

On February 5, 2021, the Company’s ordinary shares began trading on the Nasdaq Stock Exchange. From that date, the shares of the Company were traded at a regulated stock exchange. For the determination of the fair value on the grant date, the closing price on the grant date is used.

Reference is made to Note 5 for allocation of expenses in lines of the consolidated statement of income or loss and other comprehensive income (loss).